Taxation	12 Months Ended
Dec. 31, 2011
Taxation
10	Taxation

(a)	Taxes payable

	December 31,
	2009	2010	2011
	RMB	RMB	RMB
Income tax payable	6,609,723	10,192,314	8,181,483
Business tax and related surcharges payable	13,568,058	18,720,924	7,230,278
Other taxes payable	342,118	324,801	462,729
Total	20,519,899	29,238,039	15,874,490

(b)	Income tax

The Company was incorporated in the Cayman Islands and only has operations in the PRC.

Components of income before income taxes are as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Income before taxes	100,793,601	61,414,828	55,322,664
Loss from non PRC operation	12,888,391	21,077,531	17,013,750
Income from the PRC operation	113,681,992	82,492,359	72,336,414
Income tax expenses applicable to the PRC operation	14,327,931	21,522,126	40,290,097
Effective tax rate for PRC operations	12.6%	26.1%	55.7%

Cayman Islands and BVI

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands tax will be imposed.

The subsidiary in British Virgin Islands under the International Business Companies Act of the British Virgin Islands is exempted from payment of British Virgin Islands income tax.

China

On January 1, 2008, the New EIT Law, which unifies the statutory income tax rate of enterprises in China to 25%, became effective. In accordance with the New EIT Law, there was a transition period for enterprises, which received preferential tax treatments granted by relevant tax authorities. Enterprises that are subject to an enterprise income tax rate lower than 25% may continue to enjoy the lower rate and gradually transit to the new tax rate within five years after the effective date of the New EIT Law. During the transition period, the preferential tax rates for operations within Shenzhen Special Economic Zone (“SZSEZ”) are 18%, 20%, 22%, 24% and 25% for the years ended December 31, 2008, 2009 and 2010 and years ending December 31, 2011 and 2012, respectively. In addition, the tax holiday grandfathering provision allowed enterprises to continue to enjoy their unexpired tax holiday under the previous income tax laws and rules. Universal continued to enjoy a 50% tax reduction from the preferential tax rate for the years ended December 31, 2008 and 2009. From 2010 to 2012, Universal’s tax rate transits from the preferential rates to the new uniform tax rate of 25%. Accordingly, the tax rates for Universal’s operations within SZSEZ were 10%, 22% and 24% for the years ended December 31, 2009, 2010 and 2011, respectively. The tax rates for Universal’s operations outside of SZSEZ were 12.5% for the years ended December 31, 2009 and 25% for the year ended December 31, 2010 and 2011.

As described in Note 3(p), under the New EIT Law, dividends, interests, rent, royalties and gains on transfers of property payable by a foreign-invested enterprise in the PRC to its foreign investor who is a non-resident enterprise is subject to a 10% withholding tax, unless such non-resident enterprise’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a reduced rate of withholding tax. On February 22, 2008, the Ministry of Finance and State Tax Bureau jointly issued a circular which stated that for foreign invested enterprises, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Accordingly, the Group accrued 10% withholding tax, amounted to RMB5,398,047, RMB 2,274,872 and RMB 1,885,677 respectively, on net income attributable to UIAL, the foreign investor of Universal, which arose in 2008, 2009 and 2010 that was not indefinitely reinvested. Unrecognized deferred withholding tax liability related to undistributed earnings considered to be indefinitely reinvested was RMB3,491,264, RMB 9,116,114 and RMB 13,516,028 as of December 31, 2008, 2009 and 2010 respectively. No withholding taxes were accrued for the profits accumulated up to December 31, 2007. On October 28, 2011, the Company declared a special cash dividend of US$0.07667 per ordinary share. Due to this special cash dividend distribution, the reinvestment plan for the unremitted earnings was changed from 70% to zero and the Company recognized a withholding tax of RMB19.1 million in the fourth quarter of 2011. The effective tax rate in 2011 was 55.7%. This increased effective tax rate was also primarily attributable to the withholding tax expense RMB19.1 million recorded in the fourth quarter of 2011.

Reconciliation of the difference between statutory tax rate and the effective tax rate for the PRC operation for the periods presented:

	Year ended December 31,
	2009	2010	2011
Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday	-12.5%	—	—
Effect of preferential tax rate for operations in SZSEZ	-1.3%	-1.5%	-0.5%
Change of valuation allowance	—	—	2.5%
Effect of withholding income tax in relation to net income attributable to foreign investor of the PRC operation	2.0%	2.3%	28.5%
Difference between enacted tax rate and current tax rate	-0.8%	0.1%	—
Permanent book-tax differences	0.2%	0.2%	0.2%

Effective tax rate	12.6%	26.1%	55.7%

As of December 31, 2011, the Group recognized RMB1.8 million of deferred tax assets relating to the net loss incurred in Beijing Film Production for which full valuation allowance has been provided as it is more likely than not that it will not be realized.

The aggregate amount and per share effect of the benefit of the tax holiday are as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

The aggregate dollar effect	14,210,249	—	—
Per share effect, basic and diluted	0.02	—	—

Hong Kong

No provision has been made for Hong Kong profits tax as the Group did not earn any taxable income subject to Hong Kong profits tax for the periods presented.

(c)	Business tax (“BT”) and related surcharges

The Group is subject to BT and related surcharges levied on advertising services in China, which are approximately 8% (increased to 8.5% starting from December 1, 2010) of certain net or value added advertising revenues. Deferred business tax and related surcharges assets are recognized when the tax invoice has not been received from the media suppliers for the media fees accrued. Upon receipt of the tax invoice from the media suppliers, the deferred business tax and related surcharges assets are offset against the business tax and related surcharges payable.